Investor A, C, Institutional and Class R [Member] Expense Example, No Redemption - Investor A, C, Institutional and Class R [Member] - BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO - INVESTOR C	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 188
Expense Example, No Redemption, 3 Years	582
Expense Example, No Redemption, 5 Years	1,001
Expense Example, No Redemption, 10 Years	$ 1,970